General	12 Months Ended
Dec. 31, 2025
General [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	PolyPid Ltd. (the “Company”) was incorporated under the laws of Israel and commenced operations on February 28, 2008. The Company is an innovative biopharmaceutical company dedicated to improving patient outcomes by elevating treatment effectiveness, right where care begins. The Company develops long-acting, controlled-release medicine designed to deliver therapy precisely at the site of care, addressing critical unmet medical needs across a wide and diverse pipeline spanning surgical care, metabolic diseases, and beyond. The Company’s lead product, D-PLEX100, successfully met its primary and all key secondary endpoints in the pivotal Phase 3 Surgical site Hospital acquired Infection prEvention with Local D-PLEX100 (“SHIELD II”) trial for the prevention of surgical site infections (“SSIs”). Through December 31, 2025, the Company has been primarily engaged in research and development.

b.	The Company’s wholly owned subsidiaries include a subsidiary in the United States of America (the “US Subsidiary”) and a subsidiary in Romania. The US Subsidiary’s operation focuses on marketing and business development of the Company’s operation in the United States of America.

c.	The Company’s activities since inception have consisted of performing research and development activities. Successful completion of the Company’s development programs and, ultimately, the attainment of profitable operations is dependent on future events, including, among other things, its ability to secure financing; obtain marketing approval from regulatory authorities; access potential markets; build a sustainable customer base; attract, retain and motivate qualified personnel; and develop strategic alliances. The Company’s operations are funded by its shareholders and research and development grants and the Company intends to seek further private or public financing as well as make applications for further research and development grants for continuing its operations. Although management believes that the Company will be able to successfully fund its operations, there can be no assurance that the Company will be able to do so or that the Company will ever operate profitably.

In June 2025, the Company announced positive top-line results from the SHIELD II Phase 3 trial. D-PLEX100 successfully met the primary efficacy endpoint, with statistically significant results (p<0.005) in 798 patients with large abdominal surgery incisions. The trial successfully met all key secondary efficacy endpoints, including a 60% reduction in the rate of SSIs in patients treated with D-PLEX100 arm versus standard of care arm (p<0.005). The Company intends to submit a New Drug Application (“NDA”) on a rolling basis, by the end of the first quarter of 2026.

The Company expects to continue to incur substantial losses for the foreseeable future. To fully execute its business plan, the Company will need to do certain development activities as well as manufacture the required clinical and commercial production batches in the pilot manufacturing plant. Further, the Company’s product candidates will require regulatory approval prior to commercialization, and the Company will need to establish sales, marketing and logistic infrastructures. These activities may span many years and require substantial expenditures to complete and may ultimately be unsuccessful. Any delays in completing these activities could adversely impact the Company.

As of December 31, 2025, the Company had cash and cash equivalents in the total amount of $6,402. During the year ended December 31, 2025, the Company incurred a net loss of $34,169 and had negative cash flows from operating activities of $27,879. In addition, the Company had an accumulated deficit of $301,500 at December 31, 2025.

The Company’s future operations are highly dependent on a combination of factors, including (i) completion of all required clinical studies; (ii) the success of its research and development activities; (iii) manufacture of all required clinical and commercial production batches; (iv) marketing approval by the relevant regulatory authorities; and (v) market acceptance of the Company’s product candidates.

There can be no assurance that the Company will succeed in achieving the clinical, scientific and commercial milestones as detailed above.

Based on the abovementioned, as of the approval date of these consolidated financial statements, the Company has not raised the necessary funding in order to continue its activity for a period of at least one year after the date of the filing of this annual report on Form 20-F. The Company believes that the current cash balance will be sufficient to fund operations into the second half of 2026. Therefore, these factors raise a substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments to the carrying amounts and classifications of assets and liabilities that might result should the Company be unable to continue as a going concern. Such adjustments could be material.